Derivative Liabilities (Unrealized gain on derivatives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on derivatives	$ 355		$ 3,777
Warrants expiring April 30, 2015 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on derivatives	736		2,683
Warrants expiring March 29, 2016 (Share Price effect) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on derivatives	(316)	[1]	1,052	[1]
Options to Contractors [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on derivatives	(95)		42
Options to contractors (forfeiture) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain on derivatives	$ 30	[1]	$ 0	[1]

[1]	Options have a three year term from the date the contractual relationship is severed and unless approved by the board, never greater than the original seven year term established from the date of issuance. Options which remain unexercised once the contractual relationship is severed after the lesser of three years from the date of severance or the seven years from date of original grant, are considered to be forfeited.